UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permal Asset Management Inc.
Address: 900 Third Avenue
         New York, NY  10022

13F File Number:  28-14027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Hager
Title:     Chief Compliance Officer
Phone:     212-418-6624

Signature, Place, and Date of Signing:

     Karen Hager     New York, NY     February 14, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $107,079 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
2    28-14026                      Permal Investment Management Services Limited
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE GRANITE WASH TR     COM SH BEN INT   165185109      854    51625 SH       DEFINED 1               51625        0        0
CHIMERA INVT CORP              COM              16934Q109     1903   728942 SH       DEFINED 1              728942        0        0
CHIMERA INVT CORP              COM              16934Q109      773   296212 SH       DEFINED 1,2            296212        0        0
COLONY FINL INC                COM              19624R106      487    24949 SH       DEFINED 1,2             24949        0        0
COLONY FINL INC                COM              19624R106     1235    63323 SH       DEFINED 1               63323        0        0
CREXUS INVT CORP               COM              226553105      494    40325 SH       DEFINED 1,2             40325        0        0
CREXUS INVT CORP               COM              226553105     1205    98337 SH       DEFINED 1               98337        0        0
ECA MARCELLUS TR I             COM UNIT         26827L109      875    57283 SH       DEFINED 1               57283        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101     2154    14228 SH       DEFINED 1               14228        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100      560    28434 SH       DEFINED 1,2             28434        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     1915    97167 SH       DEFINED 1               97167        0        0
ISHARES INC                    MSCI JAPAN       464286848     4130   423563 SH       DEFINED 1              423563        0        0
ISHARES INC                    MSCI EMU INDEX   464286608     4326   129278 SH       DEFINED 1              129278        0        0
ISHARES INC                    MSCI S KOREA     464286772     5866    92580 SH       DEFINED 1,2             92580        0        0
ISHARES TR                     DJ HOME CONSTN   464288752     4127   195017 SH       DEFINED 1              195017        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     9276   229150 SH       DEFINED 1,2            229150        0        0
KIOR INC                       CL A             497217109       75    11679 SH       DEFINED 1,2             11679        0        0
KIOR INC                       CL A             497217109        9     1393 SH       DEFINED 1                1393        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1745    88146 SH       DEFINED 1               88146        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1905    41060 SH       DEFINED 1               41060        0        0
MFA FINANCIAL INC              COM              55272X102     1923   237061 SH       DEFINED 1              237061        0        0
MFA FINANCIAL INC              COM              55272X102      579    71351 SH       DEFINED 1,2             71351        0        0
MORGAN STANLEY ASIA PAC FD I   COM              61744U106     4361   291137 SH       DEFINED 1,2            291137        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103    20743   862522 SH       DEFINED 1,2            862522        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100     1388   197150 SH       DEFINED 1              197150        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      522    74183 SH       DEFINED 1,2             74183        0        0
ORCHARD SUPPLY HARDWARE STOR   CL A             685691404       39     5231 SH       DEFINED 1,2              5631        0        0
REACHLOCAL INC                 COM              75525F104     3512   272055 SH       DEFINED 1,2            272055        0        0
REACHLOCAL INC                 COM              75525F104       79     6123 SH       DEFINED 1                6123        0        0
SANDRIDGE MISSISSIPPIAN TR I   UNIT BEN INT     80007T101     1018    61904 SH       DEFINED 1               61904        0        0
SEARS HLDGS CORP               COM              812350106      574    13868 SH       DEFINED 1,2             13868        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     4108   250485 SH       DEFINED 1              250485        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     3968    55544 SH       DEFINED 1               55544        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1920    11852 SH       DEFINED 1               11852        0        0
SPDR SERIES TRUST              S&P PHARMAC      78464A722     4002    71580 SH       DEFINED 1               71580        0        0
STARWOOD PPTY TR INC           COM              85571B105     1265    55091 SH       DEFINED 1               55091        0        0
STARWOOD PPTY TR INC           COM              85571B105      503    21894 SH       DEFINED 1,2             21894        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4206    94456 SH       DEFINED 1               94456        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     3990    66986 SH       DEFINED 1               66986        0        0
WISDOMTREE TRUST               CHINESE YUAN ETF 97717W182     4465   174910 SH       DEFINED 1,2            174910        0        0
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